CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 5,701	¥ 39,688	¥ 126,089	¥ 71,858
Operating expenses:
Sales and marketing	(6,097)	(42,445)	(92,465)	(63,295)
General and administrative	(32,141)	(223,758)	(251,384)	(224,321)
Operating loss from continuing operations	(92,339)	(642,839)	(344,488)	(338,531)
Interest income	1,932	13,448	15,308	20,032
Loss before income tax	(95,081)	(661,928)	(491,339)	(345,494)
Income tax benefit	(1,098)	(7,642)	(19,602)	(14,025)
Net loss attributable to 500.com Limited	(93,549)	(651,268)	(451,673)	(317,099)
Foreign currency translation (loss) gain	920	6,408	23,023	(55,781)
Unrealized loss on available for sale investments			0	(733)
Share of other comprehensive loss from an equity method investee	(573)	(3,986)	0	0
Comprehensive loss attributable to 500.com Limited	(93,012)	(647,520)	(429,988)	(373,637)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	0	0	0	0
Operating expenses:
Sales and marketing	(8)	(57)	(1,784)	(497)
General and administrative	(4,228)	(29,437)	(177,455)	(68,260)
Total operating expenses	(4,236)	(29,494)	(179,239)	(68,757)
Operating loss from continuing operations	(4,236)	(29,494)	(179,239)	(68,757)
Interest income	18	122	2	4,818
Equity in loss of subsidiaries and VIEs	(89,331)	(621,896)	(272,436)	(253,160)
Loss before income tax	(93,549)	(651,268)	(451,673)	(317,099)
Income tax benefit	0	0	0	0
Net loss attributable to 500.com Limited	(93,549)	(651,268)	(451,673)	(317,099)
Foreign currency translation (loss) gain	1,110	7,734	21,685	(55,805)
Unrealized loss on available for sale investments	0	0	0	(733)
Share of other comprehensive loss from an equity method investee	(573)	(3,986)	0	0
Comprehensive loss attributable to 500.com Limited	$ (93,012)	¥ (647,520)	¥ (429,988)	¥ (373,637)